Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 166,108,649.04
Previously Paid Amount	0.00
Total Fee Amount	22,940.00
Total Offset Amount	0.00
Net Fee	22,940.00
Narrative - Max Aggregate Offering Price	$ 166,108,649.04
Final Prospectus	true